BALANCES SHEETS - Iqi Media Inc [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,512	$ 1,836		$ 79
Prepaid expenses	2,637	2,637		2,637
Total current assets	4,150	4,473		2,716
Total Assets	4,150	4,473		2,716
Current liabilities
Accounts payable and accrued liabilities	11,872	12,065		10,244
Due to related party	58,350	51,550		26,500
Total current liabilities	70,222	63,615		36,744
Total liabilities	70,222	63,615		36,744
Members’ Deficit	(66,073)	(59,142)	$ (37,585)	(34,028)	$ (1,269)
Total Liabilities and Members’ Deficit	$ 4,150	$ 4,473		$ 2,716